Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Statutory federal income tax rate	34.00%	34.00%	34.00%
State income taxes, net of federal income tax expense	5.30%	4.00%	5.60%
Bank owned life insurance	(0.70%)	(3.30%)	0.00%
Other, net	1.10%	(1.30%)	1.70%
Effective tax rate	39.70%	33.40%	41.30%